Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	138,100.00
Total Offset Amount	0.00
Net Fee	$ 137,961.90